Investment Objectives and Goals - Western Asset Oregon Municipals Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET OREGON MUNICIPALS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
The fund seeks to provide Oregon investors with as high a level of dividend income exempt from regular federal income tax and Oregon state personal income taxes as is consistent with prudent investment management and the preservation of capital.